Related Parties Balances and Transactions (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Principal/controlling:
Accounts receivable trade	$ 208	$ 177
Principal shareholder convertible loan		$ 3,000